Changes in accounting pronouncements	12 Months Ended
Dec. 31, 2024
Changes in accounting pronouncements
Changes in accounting pronouncements

3. Changes in accounting pronouncements

Amendments to IAS 1 Presentation of Financial Statements

On January 1, 2024, Vermilion adopted the amendments to IAS 1 Presentation of Financial Statements, as issued by the International Accounting Standards Board (“IASB”) that clarify the requirements for the presentation of liabilities as current or non-current in the statement of financial position and specify the classification and disclosure of a liability with covenants. There was no impact to Vermilion's financial statements.

Issuance of IFRS 18 - Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued the new accounting standard, IFRS 18 ‘Presentation and Disclosure in Financial Statements’. IFRS 18 will replace IAS 1 'Presentation of Financial Statements' and provides a defined structure to the statement of comprehensive income and related disclosure requirements. The new standard is effective for annual reporting periods beginning on or after January 1, 2027 and is required to be adopted retrospectively. Vermilion is currently reviewing the impact the standard will have on the consolidated financial statements.

Amendments to IFRS 9 - Financial Instruments and IFRS 7 Financial Instruments: Disclosure

In May 2024, the IASB issued amendments to IFRS 9 'Financial Instruments' and IFRS 7 'Financial Instruments: Disclosures' relating to settling financial liabilities using an electronic payment system and assessing contractual cash flow characteristics of financial assets. The amendments will be effective for annual reporting periods beginning on January 1, 2026, but are not expected to have a material impact on the consolidated financial statements.